Minimum cash and minimum capital - Minimum capital (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum Capital [Abstract]
Credit risk	$ 17,999,427	$ 27,824,585
Operational risk	6,399,872	5,529,881
Market risk	303,718	142,735
Total capital	49,989,689	55,801,416
Excess capital	$ 25,286,672	$ 22,304,215